FINANCING RECEIVABLES, NET - Aging analysis based on customer type, origination year and delinquency (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing receivables, net
Financial receivables	¥ 806,651	¥ 844,253
Property transaction related business
Financing receivables, net
Financial receivables	754,238	691,515
Property transaction related business | 2017
Financing receivables, net
Financial receivables		4,942
Property transaction related business | 2018
Financing receivables, net
Financial receivables	32,037	36,676
Property transaction related business | 2019
Financing receivables, net
Financial receivables	19,931	21,616
Property transaction related business | 2020
Financing receivables, net
Financial receivables	19,023	23,587
Property transaction related business | 2021
Financing receivables, net
Financial receivables	57,261	604,694
Property transaction related business | 2022
Financing receivables, net
Financial receivables	625,986
Non-property transaction related business
Financing receivables, net
Financial receivables	52,413	152,738
Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		453
Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	3,954	3,888
Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	34,100	56,882
Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	4,480	58,015
Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	9,089	33,500
Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	790
Total Past Due
Financing receivables, net
Financial receivables	181,631	204,348
Total Past Due | Property transaction related business
Financing receivables, net
Financial receivables	135,029	180,291
Total Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables		4,942
Total Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	32,037	36,676
Total Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	19,931	21,616
Total Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	19,023	23,587
Total Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	57,261	93,470
Total Past Due | Property transaction related business | 2022
Financing receivables, net
Financial receivables	6,777
Total Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	46,602	24,057
Total Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		453
Total Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	3,954	3,888
Total Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	34,100	11,130
Total Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	4,469	6,769
Total Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	3,289	1,817
Total Past Due | Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	790
1-29 Days Past Due
Financing receivables, net
Financial receivables	3,106	9,625
1-29 Days Past Due | Property transaction related business
Financing receivables, net
Financial receivables	2,980	8,340
1-29 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables		0
1-29 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
1-29 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
1-29 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	0
1-29 Days Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	0	8,340
1-29 Days Past Due | Property transaction related business | 2022
Financing receivables, net
Financial receivables	2,980
1-29 Days Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	126	1,285
1-29 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		0
1-29 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	0	60
1-29 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	82	309
1-29 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	0	495
1-29 Days Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	0	421
1-29 Days Past Due | Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	44
30-59 Days Past Due
Financing receivables, net
Financial receivables	912	7,412
30-59 Days Past Due | Property transaction related business
Financing receivables, net
Financial receivables	0	6,039
30-59 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables		0
30-59 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
30-59 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
30-59 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	0
30-59 Days Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	0	6,039
30-59 Days Past Due | Property transaction related business | 2022
Financing receivables, net
Financial receivables	0
30-59 Days Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	912	1,373
30-59 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		0
30-59 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	0	182
30-59 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	804	464
30-59 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	0	268
30-59 Days Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	0	459
30-59 Days Past Due | Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	108
60-89 Days Past Due
Financing receivables, net
Financial receivables	4,505	10,267
60-89 Days Past Due | Property transaction related business
Financing receivables, net
Financial receivables	0	8,678
60-89 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables		0
60-89 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
60-89 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
60-89 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	0
60-89 Days Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	0	8,678
60-89 Days Past Due | Property transaction related business | 2022
Financing receivables, net
Financial receivables	0
60-89 Days Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	4,505	1,589
60-89 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		0
60-89 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	0	269
60-89 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	4,447	572
60-89 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	3	377
60-89 Days Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	0	371
60-89 Days Past Due | Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	55
90-179 Days Past Due
Financing receivables, net
Financial receivables	19,057	23,067
90-179 Days Past Due | Property transaction related business
Financing receivables, net
Financial receivables	2,963	18,161
90-179 Days Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables		0
90-179 Days Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
90-179 Days Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
90-179 Days Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	0
90-179 Days Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	0	18,161
90-179 Days Past Due | Property transaction related business | 2022
Financing receivables, net
Financial receivables	2,963
90-179 Days Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	16,094	4,906
90-179 Days Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		0
90-179 Days Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	0	1,629
90-179 Days Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	15,547	1,662
90-179 Days Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	0	1,086
90-179 Days Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	3	529
90-179 Days Past Due | Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	544
180 days or greater Past Due
Financing receivables, net
Financial receivables	154,051	153,977
180 days or greater Past Due | Property transaction related business
Financing receivables, net
Financial receivables	129,086	139,073
180 days or greater Past Due | Property transaction related business | 2017
Financing receivables, net
Financial receivables		4,942
180 days or greater Past Due | Property transaction related business | 2018
Financing receivables, net
Financial receivables	32,037	36,676
180 days or greater Past Due | Property transaction related business | 2019
Financing receivables, net
Financial receivables	19,931	21,616
180 days or greater Past Due | Property transaction related business | 2020
Financing receivables, net
Financial receivables	19,023	23,587
180 days or greater Past Due | Property transaction related business | 2021
Financing receivables, net
Financial receivables	57,261	52,252
180 days or greater Past Due | Property transaction related business | 2022
Financing receivables, net
Financial receivables	834
180 days or greater Past Due | Non-property transaction related business
Financing receivables, net
Financial receivables	24,965	14,904
180 days or greater Past Due | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		453
180 days or greater Past Due | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	3,954	1,748
180 days or greater Past Due | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	13,220	8,123
180 days or greater Past Due | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	4,466	4,543
180 days or greater Past Due | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	3,286	37
180 days or greater Past Due | Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	39
Current
Financing receivables, net
Financial receivables	625,020	639,905
Current | Property transaction related business
Financing receivables, net
Financial receivables	619,209	511,224
Current | Property transaction related business | 2017
Financing receivables, net
Financial receivables		0
Current | Property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
Current | Property transaction related business | 2019
Financing receivables, net
Financial receivables	0	0
Current | Property transaction related business | 2020
Financing receivables, net
Financial receivables	0	0
Current | Property transaction related business | 2021
Financing receivables, net
Financial receivables	0	511,224
Current | Property transaction related business | 2022
Financing receivables, net
Financial receivables	619,209
Current | Non-property transaction related business
Financing receivables, net
Financial receivables	5,811	128,681
Current | Non-property transaction related business | 2017
Financing receivables, net
Financial receivables		0
Current | Non-property transaction related business | 2018
Financing receivables, net
Financial receivables	0	0
Current | Non-property transaction related business | 2019
Financing receivables, net
Financial receivables	0	45,752
Current | Non-property transaction related business | 2020
Financing receivables, net
Financial receivables	11	51,246
Current | Non-property transaction related business | 2021
Financing receivables, net
Financial receivables	5,800	¥ 31,683
Current | Non-property transaction related business | 2022
Financing receivables, net
Financial receivables	¥ 0